BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 10,576	R$ 66,682
Cash and cash equivalents ,current	10,576	66,682
Accounts receivable	67,669	67,137
Trade accounts receivable, current	67,669	67,137
Other assets	434,229	666,288
Other assets, current	253,144	301,427
Other assets, non-current	181,085	364,861
Trade accounts payable	375,299	442,747
Trade accounts payable and other payables, current	375,299	442,747
Leases, current	26,435	25,801
Leases, non-current	29,525	45,044
Other liabilities and leases	180,684	208,706
Other liabilities, current	118,303	134,221
Other liabilities, non-current	6,421	3,640
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable		1
Other assets	26,078	40,019
Trade accounts payable	11,920	9,952
Other liabilities and leases	101,224	124,851
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable		1
Other assets		10,315
Other liabilities and leases		26,855
Telefnica Latinoamerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	23,287	24,879
Trade accounts payable	5,765	4,983
Telefnica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	2,791	4,825
Trade accounts payable	6,155	4,969
Other liabilities and leases	101,224	97,996
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	10,576	66,682
Accounts receivable	67,669	67,136
Other assets	408,151	626,269
Trade accounts payable	363,379	432,795
Other liabilities and leases	79,460	83,855
Telefonica Global Solutions Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	5,295	3,632
Other assets	124	109
Trade accounts payable	42,639	45,493
Other liabilities and leases	318	318
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	7,869	8,016
Other assets	2,196	2,196
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,799	2,187
Other assets	74	80
Other liabilities and leases	5,109	7,253
Telefnica Global Solutions
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	25,006	18,183
Trade accounts payable	29,076	41,630
Telefonica Moviles Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,724	1,956
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	6,273	6,352
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	10,576	66,682
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,179	3,915
Other assets	1,388	1,221
Trade accounts payable	20,423	44,229
Other liabilities and leases	8,113	1,572
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	4,572	1,772
Other assets	2,809	1,280
Trade accounts payable	39,163	59,886
Other liabilities and leases		37
Telefonica Infra, S.L
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	305,414	446,317
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	7,232	12,167
Other assets	35,297	53,088
Trade accounts payable	24,280	54,619
Other liabilities and leases	9,466	3,267
Telefnica IoT & Big Data Tech
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable		3,229
Other assets	32,065	66,604
Trade accounts payable	26,971	21,706
Telefonica Cybersecurity & Cloud Tech
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	19,880	49,286
Trade accounts payable	8,091	12,153
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	78,128	69,966
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	28,525	33,215
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	10,576	66,682
Trade accounts payable	32,579	9,448
Companhia AIX Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	2,636	2,238
Other liabilities and leases	55,960	70,845
Outras
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	6,720	5,727
Other assets	8,904	6,088
Trade accounts payable	30,868	38,212
Other liabilities and leases	R$ 494	R$ 563